Private Placements (Details) - Private Placement [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 20, 2018	Dec. 31, 2021
Private Placements (Details) [Line Items]
Sale of units		300,000
Sale of price per unit	$ 10	$ 10
Total purchase price		$ 3,000,000
Purchase of additional units	29,760
Gross proceeds from sale of private units	$ 297,600